GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS	GOODWILL AND OTHER INTANGIBLE ASSETS
The following table summarizes changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019.

	Electronics & Industrial	Water & Protection	Mobility & Materials	Corporate	Total
In millions
Balance at December 31, 2018	$9,414	$6,698	$4,841	1,434	$22,387
Acquisitions	—	54	—	—	54
Impairments	—	—	—	(242)	(242)
Currency Translation Adjustment	(11)	(41)	(46)	—	(98)
Other	—	—	—	38	38
Balance at December 31, 2019	$9,403	$6,711	$4,795	1,230	$22,139
Acquisitions	—	53	—	—	53
Divestitures [1]	(199)	—	—	(514)	(713)
Impairments [2]	(834)	—	(1,664)	(716)	(3,214)
Currency Translation Adjustment	88	195	144	—	427
Measurement Period Adjustment	—	10	—	—	10
Balance at December 31, 2020	$8,458	$6,969	$3,275	—	$18,702
1.Includes $267 million of goodwill related to Corporate reclassified as held for sale in connection with the Corporate Held for Sale Disposal Groups. Refer to Note 3 for further information.
2.The $834 million impairment related to Electronics & Industrial and $1,664 million impairment related to Mobility & Materials were allocated to align with the new segment structure. The $716 million impairment related to Corporate relates to businesses divested in 2020 or to be divested in 2021.

The Company tests goodwill for impairment annually during the fourth quarter, or more frequently when events or changes in circumstances indicate that the fair value is below its carrying value. As a result of the related acquisition method of accounting in connection with the DWDP Merger, EID’s assets and liabilities were measured at fair value resulting in increases to the Company’s goodwill and other intangible assets. The fair value valuation increased the risk that any declines in financial projections, including changes to key assumptions, could have a material, negative impact on the fair value of the Company’s reporting units and assets, and therefore could result in an impairment.

In the fourth quarter of 2020, the Company performed qualitative testing on four of its reporting units and performed quantitative testing on two of its reporting units and determined that no further impairments existed. The qualitative evaluation is an assessment of factors, including reporting unit or asset specific operating results and cost factors, as well as industry, market and macroeconomic conditions, to determine whether it is more likely than not (more than 50%) that the fair value of a reporting unit or asset is less than the respective carrying amount, including goodwill. The results of the qualitative assessments indicated that it is not more likely than not that the fair values of the reporting units were less than their carrying values. For reporting units tested by applying the quantitative assessment, the Company used a combination of discounted cash flow models (a form of the income approach) utilizing Level 3 unobservable inputs and the Guideline Public Company Method (a form of the market approach). The Company’s significant assumptions in these analyses include, but are not limited to, projected revenue, EBITDA margins, the weighted average cost of capital, the terminal growth rate, derived multiples from comparable market transactions and other market data.

In the third quarter of 2020, the TCS/HSC Disposal within Corporate, as well as further softening conditions in aerospace markets, served as triggering events requiring the Company to perform recoverability assessments related to asset groups within its PVAM business unit. These assessments resulted in the Company recording asset impairment charges related to certain long-lived assets whose carrying values were deemed not recoverable (refer to Note 5 for additional information). The Company then performed a series of impairment analyses related to goodwill associated with the PVAM business unit. The goodwill impairment analyses included an assessment of the preceding PVAM reporting unit as well as assessments of re-defined reporting units within the PVAM business unit resulting from the TCS/HSC Disposal along with recent progress in the sales processes for other business units aligned to Corporate, including reallocation of goodwill on a relative fair value basis. As a result of these analyses, the Company determined that the fair value of certain reporting units was below carrying value resulting in impairment charges of goodwill. In connection with the foregoing and as a result of the Corporate Held For Sale Disposal Groups classification (see Note 3 for additional information), the Company recorded aggregate, pre-tax, non-cash impairment charges of $183 million in the third quarter of 2020 impacting Corporate and reflected in "Goodwill impairment charges" in the Consolidated Statements of Operations. As a result of the above impairment charges and previous impairment charges recorded impacting Corporate as discussed below, the carrying value of the reporting units within business units aligned to Corporate are indicative of fair value. As a result, future changes in fair value could impact the carrying value of these business units which have been and continue to be at risk for impairment charges in future periods.
The Company’s analyses above use a combination of the discounted cash flow models (a form of the income approach) utilizing Level 3 unobservable inputs and the market approach. The Company’s significant assumptions in these analyses include, but are not limited to, future cash flow projections, the weighted average cost of capital, the terminal growth rate, and the tax rate. The Company’s estimates of future cash flows are based on current regulatory and economic climates, recent operating results, and planned business strategies. These estimates could be negatively affected by changes in federal, state, or local regulations or economic downturns. Future cash flow estimates are, by their nature, subjective and actual results may differ materially from the Company’s estimates. If the Company’s ongoing estimates of future cash flows are not met, the Company may have to record additional impairment charges in future periods. The Company also uses the Guideline Public Company Method, a form of the market approach (utilizing Level 3 unobservable inputs), which is derived from metrics of publicly traded companies or historically completed transactions of comparable businesses. The selection of comparable businesses is based on the markets in which the reporting units operate giving consideration to risk profiles, size, geography, and diversity of products and services. When applicable, third party purchase offers may be utilized to measure fair value. The Company applies a weighting to the market approach and income approach to determine the fair value. As such, the Company believes the current assumptions and estimates utilized are both reasonable and appropriate.

In the second quarter of 2020, continued near-term demand weakness in global automotive production resulting from the COVID-19 pandemic, along with revised views of recovery based on third party market information, served as a triggering event requiring the Company to perform an impairment analysis of the goodwill associated with its Mobility & Materials and Industrial Solutions reporting units as of June 30, 2020. The carrying value of the Mobility & Materials and Industrial Solutions reporting units is comprised substantially of EID’s assets and liabilities which were measured at fair value in connection with the DWDP Merger, and thus inherently considered at risk for impairment. The Company performed quantitative testing on its Mobility & Materials and Industrial Solutions reporting units as of June 30, 2020, using a combination of the discounted cash flow model (a form of the income approach) utilizing Level 3 unobservable inputs and the Guideline Public Company Method (a form of the market approach). Based on the analysis performed, during the second quarter of 2020, the Company concluded that the carrying amount of the reporting units exceeded the fair value resulting in a pre-tax, non-cash goodwill impairment charge of $2,498 million, reflected in "Goodwill impairment charges" in the Consolidated Statements of Operations for the year ended December 31, 2020.

The Company's goodwill analysis referenced above used the discounted cash flow model (a form of the income approach) utilizing Level 3 unobservable inputs. The Company’s significant assumptions in this analysis included, but were not limited to, future cash flow projections, the weighted average cost of capital, the terminal growth rate, and the tax rate. The Company’s estimates of future cash flows are based on current regulatory and economic climates, recent operating results, and planned business strategies. These estimates could be negatively affected by changes in federal, state, or local regulations or economic downturns. Future cash flow estimates are, by their nature, subjective and actual results may differ materially from the Company’s estimates. If the Company’s ongoing estimates of future cash flows are not met, the Company may have to record additional impairment charges in future periods.

The Company also used the Guideline Public Company Method (a form of the market approach). The significant assumptions used in this analysis include, but are not limited to, the derived multiples from comparable market transactions and other market data. The selection of comparable businesses is based on the markets in which the reporting unit operates giving consideration to risk profiles, size, geography, and diversity of products and services.

The Company probability-weighted scenarios for both the income and market approaches and also applied an overall probability-weighting to the income and market approaches to determine the concluded fair value of the reporting unit given the uncertainty in the current economic environment to determine the concluded fair value of the reporting unit. The Company believes the current assumptions and estimates utilized in the income and market approaches are both reasonable and appropriate.

In the first quarter of 2020, expectations of proceeds related to certain potential divestitures related to the businesses held in Corporate gave rise to fair value indicators and, thus, served as triggering events requiring the Company to perform impairment analyses related to goodwill as of March 31, 2020. As part of the analysis, the Company determined that the fair value of its PVAM reporting unit was below its carrying value resulting in an impairment charge to goodwill. Valuations of the PVAM reporting unit under a combination of the market approach and income approach reflected softening conditions in photovoltaics markets as compared to prior estimates. In connection with this analysis, the Company recorded a pre-tax, non-cash goodwill impairment charge of $533 million in the first quarter of 2020 impacting Corporate. This charge is reflected in "Goodwill impairment charges" in the Consolidated Statements of Operations for the year ended December 31, 2020.

The Company's analysis uses the discounted cash flow model (a form of the income approach) utilizing Level 3 unobservable inputs. The Company’s significant assumptions in this analysis include, but are not limited to, future cash flow projections, the weighted average cost of capital, the terminal growth rate, and the tax rate. The Company’s estimates of future cash flows are based on current regulatory and economic climates, recent operating results, and planned business strategies. These estimates could be negatively affected by changes in federal, state, or local regulations or economic downturns. Future cash flow estimates are, by their nature, subjective and actual results may differ materially from the Company’s estimates. If the Company’s ongoing estimates of future cash flows are not met, the Company may have to record additional impairment charges in future periods. As referenced, the Company also uses a form of the market approach. As such, the Company believes the current assumptions and estimates utilized are both reasonable and appropriate.

In preparation for the Corteva Distribution, EID completed the separation of the assets and liabilities related to its specialty products businesses into separate legal entities (the “SP Legal Entities”) and on May 1, 2019, EID completed the Internal SP Distribution. The Internal SP Distribution served as a triggering event requiring the Company to perform an impairment analysis related to goodwill carried by its EID existing reporting units as of May 1, 2019. Subsequent to the Corteva Distribution, on June 1, 2019, the Company realigned certain businesses resulting in changes to its management and reporting structure. As part of the Second Quarter Segment Realignment, the Company assessed and re-defined certain reporting units effective June 1, 2019, including reallocation of goodwill on a relative fair value basis as applicable to new reporting units identified. Goodwill impairment analyses were then performed for reporting units impacted by the Second Quarter Segment Realignment.

In the second quarter of 2019, in connection with the analysis described above, the Company recorded pre-tax, non-cash goodwill impairment charges of $242 million impacting Corporate which are reflected in "Goodwill impairment charges" in the Consolidated Statements of Operations for the year ended December 31, 2019.

COVID-19 continues to impact the broader global economy and has caused volatility in financial markets. If there is a of lack of recovery, the time period to recovery is longer than expected or further global softening is experienced in certain markets, or a sustained decline in the value of the Company's common stock, the Company may be required to perform additional impairment assessments for its goodwill, other intangibles, and long-lived assets, the results of which could result in material impairment charges.

Other Intangible Assets
The gross carrying amounts and accumulated amortization of other intangible assets by major class are as follows:

	December 31, 2020			December 31, 2019
In millions	Gross Carrying Amount	Accum Amort	Net	Gross Carrying Amount	Accum Amort	Net
Intangible assets with finite lives:
Developed technology	$2,844	$(1,220)	$1,624	$2,974	$(943)	$2,031
Trademarks/tradenames	1,095	(440)	655	1,140	(360)	780
Customer-related	7,075	(2,361)	4,714	7,040	(1,899)	5,141
Other	131	(81)	50	248	(93)	155
Total other intangible assets with finite lives	$11,145	$(4,102)	$7,043	$11,402	$(3,295)	$8,107
Intangible assets with indefinite lives:
Trademarks/tradenames	1,029	—	1,029	1,110	—	1,110
Total other intangible assets with indefinite lives	$1,029	$—	$1,029	$1,110	$—	$1,110
Total	$12,174	$(4,102)	$8,072	$12,512	$(3,295)	$9,217

In the third quarter of 2020, the Company recorded a pre-tax asset impairment charge of $52 million ($39 million net of tax) related to indefinite-lived intangible assets within Corporate which were deemed no longer recoverable as a result of an impairment test performed related to the Corporate Held For Sale Disposal Groups classification (see Note 3 for additional information). The charge was recorded within “Restructuring and asset related charges – net” in the Consolidated Statements of Operations for the year ended December 31, 2020.

In the first quarter and third quarter of 2020, the Company recorded non-cash impairment charges related to definite-lived intangible assets impacting Corporate reflected within “Restructuring and asset related charges - net” in the Consolidated Statements of Operations for the year ended December 31, 2020. See Note 5 for further discussion.

In the second quarter of 2020, the Company performed quantitative testing on indefinite-lived intangible assets attributable to the Mobility & Materials segment, for which the Company determined that the fair value of certain tradenames had declined related to the factors described above. The Company performed an analysis of the fair value using the relief from royalty method (a form of the income approach) using Level 3 inputs within the fair value hierarchy. The key assumptions used in the calculation included projected revenue, royalty rates and discount rates. These key assumptions involve management judgment and estimates relating to future operating performance and economic conditions that may differ from actual cash flows. As a result of the testing, the Company recorded a pre-tax, non-cash indefinite-lived intangible asset impairment charge of $21 million ($16 million net of tax), which is reflected in "Restructuring and asset related charges - net," in the Consolidated Statements of Operations for the year ended December 31, 2020. The remaining net book value of the tradenames attributable to the Mobility & Materials segment at December 31, 2020 was approximately $289 million, which represents fair value.

The following table provides the net carrying value of other intangible assets by segment:

Net Intangibles by Segment	December 31, 2020	December 31, 2019
In millions
Electronics & Industrial	$2,611	$2,857
Water & Protection	2,920	3,082
Mobility & Materials	2,541	2,736
Corporate	—	542
Total	$8,072	$9,217

Total estimated amortization expense for the next five fiscal years is as follows:

Estimated Amortization Expense
In millions
2021	$675
2022	$666
2023	$639
2024	$616
2025	$567